Shareholder Report, Line Graph (Details) - USD ($)	Aug. 31, 2021	Nov. 28, 2018	Sep. 28, 2018	Dec. 11, 2017	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
C000190386
Account Value [Line Items]
Line Graph and Table Measure Name				Ninety One Global Franchise Fund, I Shares
Account Value				$ 10,000	$ 17,741	$ 14,931	$ 13,577	$ 16,952	$ 12,571	$ 11,774	$ 10,198
C000205130
Account Value [Line Items]
Line Graph and Table Measure Name			Ninety One Global Franchise Fund, A Shares
Account Value			$ 10,000		16,220	13,696	12,482	15,628	11,613	10,900	9,470
C000229635
Account Value [Line Items]
Line Graph and Table Measure Name	Ninety One International Franchise Fund, I Shares
Account Value	$ 10,000				10,692	8,500	7,390	9,800
C000205962
Account Value [Line Items]
Line Graph and Table Measure Name		Ninety One Emerging Markets Equity Fund, I Shares
Account Value		$ 10,000			12,663	9,975	9,068	13,344	11,308	10,737
C000205963
Account Value [Line Items]
Line Graph and Table Measure Name		Ninety One Emerging Markets Equity Fund, A Shares
Account Value		$ 10,000			12,512	9,867	8,983	13,253	11,260	10,714
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI Index (Net) (USD)
Account Value				$ 10,000	18,549	13,969	12,641	15,793	11,505	10,968	9,742
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Index (Net) (USD)
Account Value			$ 10,000		17,614	13,265	12,004	14,997	10,924	10,415	$ 9,251
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Account Value	$ 10,000				11,835	8,912	8,065	10,076
MSCI Emerging Markets Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (Net) (USD)
Account Value		$ 10,000			13,066	10,427	9,411	13,644	11,665	10,776
MSCI Emerging Markets Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (Net) (USD)
Account Value		$ 10,000			13,066	10,427	9,411	13,644	$ 11,665	$ 10,776
MSCI ACWI ex-USA Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA Index (Net) (USD)
Account Value	$ 10,000				$ 10,395	$ 8,361	$ 7,460	$ 9,911